Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Transaction with other related parties:

	Nine Months Ended September 30,
(in thousands of $)	2017	2016
Cool Pool (a)	33,990	22,919
Magni Partners (b)	(142)	(4,262)
	33,848	18,657

Receivables from (payables to) other related parties:

(in thousands of $)	September 30, 2017	December 31, 2016
Cool Pool (a)	4,761	3,490
Magni Partners (b)	(166)	(137)
	4,595	3,353

a)
Trade accounts receivable includes amounts due from the Cool Pool arising from our collaborative arrangement, amounting to $4.8 million as of September 30, 2017 (December 31, 2016: $3.5 million). From our participation in the Cool Pool we recognized net income of $34.0 million and $22.9 million for the nine months ended September 30, 2017 and 2016, respectively.

The table below summarizes our earnings generated from our participation in The Cool Pool:

	Nine Months Ended September 30,
(in thousands of $)	2017	2016
Time and voyage charter revenues	45,097	26,169
Time charter revenues - collaborative arrangement	17,016	10,494
Voyage and charterhire expenses	(6,932)	(7,319)
Voyage and charterhire - collaborative arrangement	(21,191)	(6,425)
Net income from the Cool Pool	33,990	22,919

b)
Tor Olav Trøim is the founder of, and partner in, Magni Partners Limited ("Magni"), a privately held UK company, and is the ultimate beneficial owner of the company. Magni provides various management services, pursuant to a management agreement between Magni and a Golar subsidiary.

Net revenues: The transactions with Golar Power and its affiliates for the nine months ended September 30, 2017 consisted of the following:

	Nine Months Ended September 30,
(in thousands of $)	2017	2016
Management and administrative services revenue	3,470	1,209
Ship management fees income	552	188
Debt guarantee compensation (a)	592	294
Share options expense recharge (b)	67	—
Total	4,681	1,691

Payables: The balances with Golar Power and its affiliates as of September 30, 2017 and December 31, 2016 consisted of the following:

(in thousands of $)	September 30, 2017	December 31, 2016
Trading balances due to Golar Power and affiliates (c)	(2,806)	(4,442)
Total	(2,806)	(4,442)

a)
Debt guarantee compensation - In connection with the closing of the formation of the joint venture Golar Power with Stonepeak, Golar Power entered into agreements to compensate Golar in relation to certain debt guarantees relating to Golar Power and subsidiaries. This compensation amounted to an aggregate of $0.6 million and $0.3 million income for the nine months ended September 30, 2017 and 2016, respectively.

b)	Share options expense - This relates to a recharge of share option expense to Golar Power in relation to share options in Golar granted to certain of Golar Power directors and officers.

c)
Trading balances - Receivables and payables with Golar Power and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services and may include working capital adjustments in connection with the initial formation of the joint venture and transaction with Stonepeak. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Power and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Power, including ship management and administrative service fees due to us.

Net revenues (expenses): The transactions with Golar Partners and its subsidiaries for the nine months ended September 30, 2017 and 2016 consisted of the following:

	Nine Months Ended September 30,
(in thousands of $)	2017	2016
Management and administrative services revenue (a)	5,066	2,163
Ship management fees revenue (b)	4,030	5,342
Charterhire expense (c)	(14,908)	(21,920)
Interest expense on short-term credit arrangements (d)	—	(122)
Interest expense on deposits payable (e)	(2,535)	(1,237)
Share options expense recharge (f)	95	—
Total	(8,252)	(15,774)

Receivables (payables): The balances with Golar Partners and its subsidiaries as of September 30, 2017 and December 31, 2016 consisted of the following:

(in thousands of $)	September 30, 2017	December 31, 2016
Trading balances due from (owing to) Golar Partners and affiliates (d)	6,383	(21,792)
Deposit payable (e)	(177,247)	(107,247)
Methane Princess security lease deposit movement (g)	(3,621)	(2,006)
Total	(174,485)	(131,045)

a)
Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)
Charterhire expenses - For the nine months ended September 30, 2017, this consists of the charterhire expenses that we incurred for the charter back from Golar Partners of the Golar Grand, less any time charter revenues that Golar Partners may generate through subleasing the Golar Grand from Golar during the period. In connection with the sale of the Golar Grand to Golar Partners in November 2012, we issued an option where, in the event that the charterer did not renew or extend its charter for the Golar Grand beyond February 2015, the Partnership had the option to require us to charter the vessel through to October 2017. In February 2015, the option was exercised. Accordingly, we recognized charterhire costs of $14.9 million and $21.9 million for the nine months ended September 30, 2017 and 2016, respectively. The decrease is mainly due to the Golar Grand’s drydocking from February to April 2017, as well as the Golar Grand commencing her charter with a third party in May 2017.

The above disclosure excludes the net effect of the non-cash credit of $3.5 million and $4.6 million for the nine months ended September 30, 2017 and 2016, respectively. This relates to the Golar Grand guarantee obligation, which includes recognition of a loss on remeasurement in 2017, less amortization.

d)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees and expenses for advisory, management and administrative services and may include working capital adjustments in respect of disposals to the Partnership, as well as charterhire expenses. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us. For the nine months ended September 30, 2017, Golar settled amounts outstanding in relation to the charterhire expenses with the Golar Grand. In January 2016, we received funding from Golar Partners in the amount of $30 million for a fixed period of 60 days. Golar Partners charged interest on this balance at a rate of LIBOR plus 5.0%.

e)
Expense under Tundra Letter Agreement/Deposit received from Golar Partners - In May 2016, we completed the Golar Tundra Sale and received a total cash consideration of $107.2 million. Pursuant to the Tundra Letter Agreement, of the amount we are obliged to pay under the agreement, we have accounted for $2.1 million and $1.2 million as interest expense for the nine months ended September 30, 2017 and 2016, respectively. In May 2017, Golar Partners elected to exercise the Tundra Put Right to require us to repurchase Tundra Corp at a price equal to the original purchase price. In connection with Golar Partners exercising the Tundra Put Right, we and Golar Partners entered into an agreement pursuant to which we agreed to purchase Tundra Corp from Golar Partners on the date of the closing of the Tundra Put Sale (the “Put Sale Closing Date”) in return we will be required to pay an amount equal to $107.2 million (the “Deferred Purchase Price”) plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the “Additional Amount”). The Deferred Purchase Price and the Additional Amount shall be due and payable by us on the earlier of (a) the date of the closing of the Hilli Acquisition and (b) March 31, 2018. We agreed to accept the Deferred Purchase Price and the Additional Amount in lieu of a cash receipt on the Put Sale Closing Date in return we have provided Golar Partners with an option (which Golar Partners have exercised) to purchase an interest in Hilli Corp.

On August 15, 2017, we entered into a purchase and sale agreement (the “Hilli Sale Agreement”) with Golar Partners for the disposal (the “Hilli Disposal”) from Golar and affiliates of Keppel Shipyard Limited (“Keppel”) and Black and Veatch (“B&V”) of common units (the “Disposal Interests”) in Hilli LLC which will, on the closing date of the Hilli Disposal, indirectly own the Hilli. The Disposal Interests represent the equivalent of 50% of the two liquefaction trains, out of a total of four, that are contracted to Perenco Cameroon (“Perenco”) and Societe Nationale de Hydrocarbures (“SNH”) (together with Perenco, the “Customer”) under an eight-year liquefaction tolling agreement (the “Liquefaction Tolling Agreement”). The sale price for the Disposal Interests is $658 million less net lease obligations under the financing facility for the Hilli (the “Hilli Facility”), which are expected to be between $468 and $480 million. Concurrently with the execution of the Hilli Sale Agreement, we received a further $70 million deposit from Golar Partners, upon which we will pay interest at a rate of 5% per annum. We have accounted for $0.5 million and $nil as interest expense for the nine months ended September 30, 2017 and 2016, respectively, in relation to the $70 million deposit from Golar Partners.

The closing of the Hilli disposal is subject to the satisfaction of certain closing conditions, which include amongst others the delivery to and acceptance by the charterer of the Hilli and the commencement of commercial operation under the Liquefaction Tolling Agreement.

f)	Share options expense - This relates to a recharge of share option expense to Golar Partners in relation to share options in Golar granted to certain of Golar Partners directors and officers.

g)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

Net revenues: The transactions with OneLNG and its subsidiaries for the nine months ended September 30, 2017 consisted of the following:

Nine Months Ended September 30,
(in thousands of $)	2017
Management and administrative services revenue	3,797
Total *	3,797

* There was no comparable amount for the nine months ended September 30, 2016.

Receivables: The balances with OneLNG and its subsidiaries as of September 30, 2017 and December 31, 2016 consisted of the following:

(in thousands of $)	September 30, 2017	December 31, 2016
Trading balances due from OneLNG (a)	4,639	719
Total	4,639	719

a)
Trading balances - Receivables and payables with One LNG and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from OneLNG are unsecured, interest-free and intended to be settled in the ordinary course of business.